UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               February 7, 2011
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          101

Form 13F Information Table Value Total:  $    445314
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                December 31, 2010



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      450   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6348  6780000 PRN      SOLE                                    6780000
Kendle Conv Sr Notes           CONV             48880LAA5      279   300000 PRN      SOLE                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6    13149  5870000 PRN      SOLE                                    5870000
Wright Medical Conv Sr Notes   CONV             98235TAA5     6692  7110000 PRN      SOLE                                    7110000
ACI Worldwide                  COM              004498101     3633   135200 SH       SOLE                                     135200
Abaxis                         COM              002567105     1592    59300 SH       SOLE                                      59300
Acxiom                         COM              005125109     3121   182000 SH       SOLE                                     182000
Adobe Systems                  COM              00724F101     1699    55200 SH       SOLE                                      55200
Albany Molecular Research      COM              012423109     2479   441100 SH       SOLE                                     441100
Allscripts                     COM              01988P108     4243   220180 SH       SOLE                                     220180
AngioDynamics                  COM              03475V101     1165    75800 SH       SOLE                                      75800
Ansys                          COM              03662Q105     3091    59364 SH       SOLE                                      59064
Apple                          COM              037833100      323     1000 SH       SOLE                                       1000
Applied Signal Tech.           COM               38237103      273     7200 SH       SOLE                                       7200
Arbitron                       COM              03875Q108      498    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     6042   194525 SH       SOLE                                     194525
Atwood Oceanics                COM              050095108      486    13000 SH       SOLE                                      13000
Avid Technology                COM              05367P100     1963   112400 SH       SOLE                                     112400
Baldor Electric                COM              057741100    19364   307175 SH       SOLE                                     306775
Bio Reference Labs             COM              09057G602     4274   192700 SH       SOLE                                     191500
Blackbaud                      COM              09227Q100      443    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502     2188    52975 SH       SOLE                                      52975
Brady                          COM              104674106     1813    55600 SH       SOLE                                      55600
Buckeye Partners LP Unit       COM              118230101      244     3650 SH       SOLE                                       3650
CRA International              COM              12618T105     1218    51800 SH       SOLE                                      51800
Cardinal Health                COM              14149Y108     1915    50000 SH       SOLE                                      50000
Celgene                        COM              151020104     2417    40865 SH       SOLE                                      40865
Cerner                         COM              156782104     1655    17470 SH       SOLE                                      17470
Charles River Labs             COM              159864107     7012   197300 SH       SOLE                                     197300
Cisco Systems                  COM              17275R102     1011    50000 SH       SOLE                                      50000
Cognex                         COM              192422103    12755   433535 SH       SOLE                                     433535
Computer Programs & Systems    COM              205306103     2682    57250 SH       SOLE                                      57250
Digital River                  COM              25388b104     3276    95175 SH       SOLE                                      95175
Dionex                         COM              254546104    12914   109430 SH       SOLE                                     109430
Dolby Laboratories             COM              25659T107      454     6800 SH       SOLE                                       6800
FactSet Research System        COM              303075105     9304    99230 SH       SOLE                                      99030
Forrester Research             COM              346563109    10368   293800 SH       SOLE                                     293800
Forward Air                    COM              349853101     2234    78700 SH       SOLE                                      78700
Fuel-Tech                      COM              359523107     1493   153740 SH       SOLE                                     153740
Furiex Pharmaceuticals         COM              36106P101      757    52388 SH       SOLE                                      52388
Gen-Probe                      COM              36866T103     5916   101380 SH       SOLE                                     100850
Genoptix Medical Lab           COM              37243V100      571    30000 SH       SOLE                                      30000
Gentex                         COM              371901109     2717    91900 SH       SOLE                                      91900
Genzyme                        COM              372917104    10959   153920 SH       SOLE                                     153920
Haemonetics                    COM              405024100    18567   293880 SH       SOLE                                     293380
Healthcare Services Grp        COM              421906108      751    46150 SH       SOLE                                      46150
Healthways                     COM              422245100     4046   362550 SH       SOLE                                     362550
Hologic                        COM              436440101    10958   582275 SH       SOLE                                     582275
Huron Consulting Grp           COM              447462102     3343   126400 SH       SOLE                                     126400
ICON PLC ADR                   COM              45103T107     9477   432750 SH       SOLE                                     432750
IDEXX Laboratories             COM              45168D104    16713   241445 SH       SOLE                                     241445
ITRON                          COM              465741106     9468   170750 SH       SOLE                                     170500
IXYS Corp.                     COM              46600W106     1162   100000 SH       SOLE                                     100000
Illumina                       COM              452327109     2511    39650 SH       SOLE                                      39650
Integra Lifesciences           COM              457985208     1987    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101     4544   155900 SH       SOLE                                     155300
Johnson & Johnson              COM              478160104      380     6150 SH       SOLE                                       6150
KV Pharmaceutical Cl A         COM              482740206      870   341225 SH       SOLE                                     341225
Kaydon                         COM              486587108     3864    94900 SH       SOLE                                      94900
LKQ                            COM              501889208     5687   250300 SH       SOLE                                     248900
LabCorp                        COM              50540r409     3517    40000 SH       SOLE                                      40000
Liberty Media Corp.            COM              53071M302      325     5200 SH       SOLE                                       5200
Liberty Media Interactive      COM              53071M104      410    26000 SH       SOLE                                      26000
Linear Tech                    COM              535678106     1034    29900 SH       SOLE                                      29900
Manhattan Associates           COM              562750109    12571   411625 SH       SOLE                                     411625
Martek Biosciences             COM              572901106     3061    97800 SH       SOLE                                      97800
MedQuist                       COM              584949101      714    82500 SH       SOLE                                      82500
Medicis Pharmaceutical         COM              584690309     8996   335800 SH       SOLE                                     335800
Meridian Bioscience            COM              589584101     1980    85475 SH       SOLE                                      85475
Merit Medical Systems          COM              589889104     3656   230950 SH       SOLE                                     230950
Micros Systems                 COM              594901100     2311    52700 SH       SOLE                                      52700
Morningstar                    COM              617700109     3660    68950 SH       SOLE                                      68950
NeuStar                        COM              64126x201     1185    45500 SH       SOLE                                      45500
Newfield Exploration           COM              651290108      361     5000 SH       SOLE                                       5000
NuVasive                       COM              670704105     1162    45305 SH       SOLE                                      45305
Nvida                          COM              67066G104     2772   180000 SH       SOLE                                     180000
O'Reilly Automotive            COM              67103H107    16494   272987 SH       SOLE                                     272987
Orthofix                       COM              N6748L102     2894    99800 SH       SOLE                                      99800
Pengrowth Energy Tr            COM              706902509      188    14650 SH       SOLE                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    22625   833650 SH       SOLE                                     832400
Quaker Chemical                COM              747316107     2946    70700 SH       SOLE                                      70700
Raytheon                       COM              755111507     2317    50000 SH       SOLE                                      50000
ResMed                         COM              761152107    11625   335600 SH       SOLE                                     335600
SAIC                           COM              78390x101      301    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103    10158   427000 SH       SOLE                                     427000
SM Energy                      COM              78454L100      737    12500 SH       SOLE                                      12500
SPDR Gold Trust                COM              78463v107      139     1000 SH       SOLE
Sanmina-SCI                    COM              800907206     1295   112799 SH       SOLE                                     112799
Skyworks Solutions             COM              83088M102     2442    85300 SH       SOLE                                      85300
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103     1099    92300 SH       SOLE                                      92300
TomoTherapy                    COM              890088107     1404   388850 SH       SOLE                                     388850
Trimble Navigation             COM              896239100     1577    39500 SH       SOLE                                      39050
UQM Technologies               COM              903213106       64    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911k102    30485  1077597 SH       SOLE                                    1077597
Verint Systems                 COM              92343x100     2141    67550 SH       SOLE                                      67550
Wiley (John) & Sons            COM              968223206     3081    68100 SH       SOLE                                      68100
Wright Medical                 COM              98235T107      733    47200 SH       SOLE                                      47200
Zebra Technologies             COM              989207105    10945   288100 SH       SOLE                                     288100
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580